Document And Entity Information	9 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	General Agriculture Corp
Entity Central Index Key	0001519894
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015